General information and nature of operations (Tables)	12 Months Ended
Dec. 31, 2024
General information and nature of operations [Abstract]
Percentage of Equity Interest in Various Subsidiaries
At December 31, 2024 and 2023, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2024	2023
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Maritime infrastructure
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%

Warehousing
Almacenadora de Depósito Moderno, S.A. de C.V. (Almacén General de Depósito)	100%	100%
Saricogui Logística, S.A.P.I. de C.V.	100%	100%

Logistics, ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Bimonte, S.A. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	100%
Services & Solutions Optimus, S. de R.L de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Personnel services
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	100%	100%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%